Finite Lived Intangible Assets and Goodwill (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets and Goodwill [Abstract]
Change in Goodwill		$ 0
Intangible Asset Amortization Expense	$ 653,331	$ 30,867	$ 1,165,154	$ 61,734	$ 104,372	$ 123,467